Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.700% First Mortgage Bonds due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99984
Maximum Aggregate Offering Price	$ 999,840,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 153,075.5
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-277286-01.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.150% First Mortgage Bonds due 2035
Amount Registered | shares	750,000,000
Proposed Maximum Offering Price per Unit	0.997
Maximum Aggregate Offering Price	$ 747,750,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,480.53
Offering Note
(1)
This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Registration Fee” table in Registration Statement
No. 333-277286-01.
The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.